PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of employee benefits [Abstract]
Disclosure of pension and post-retirement benefits

	US Dollars
Figures in millions	2024	2023	2022

Defined benefit plans
The retirement schemes consist of the following:
Post-retirement medical scheme for AngloGold Ashanti's South African employees	52	59	66
Other defined benefit plans	5	5	5
	57	64	71
Post-retirement medical scheme for AngloGold Ashanti's South African employees
The provision for post-retirement medical funding represents the provision for healthcare benefits for employees and retired employees and their registered dependents.
The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. The last valuation was performed as at 31 December 2024.

Information with respect to the defined benefit liability is as follows:
Benefit obligation
Balance at beginning of year	59	66	71
Interest cost	6	6	6
Benefits paid	(6)	(6)	(7)
Actuarial gain	(6)	(2)	(1)
Translation	(1)	(5)	(3)
Balance at end of year	52	59	66

Assumptions
Assumptions used to determine benefit obligations at the end of the year are as follows:
Discount rate	9.92%	10.77%	10.88%
Expected increase in healthcare costs	6.86%	7.37%	7.49%

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A 1% point change in assumed healthcare cost trend rates would have the following effect:
Effect on post-retirement benefit obligation – 1% point increase	3	4	4
Effect on post-retirement benefit obligation – 1% point decrease	(3)	(3)	(4)

During 2022 and 2023, the Company purchased annuities to partly meet its obligations to pay medical aid contributions. The remaining premium of $20m was paid on 1 August
2024. The annuities are payable monthly and cover 100% of the medical aid contributions payable to retired members.

Figures in millions	2024	2023

Reimbursive right for post-retirement benefits
Balance at the beginning of the year	35	12
Premiums paid	20	21
Benefits paid	(6)	(6)
Interest income	4	2
Actuarial (loss) gain	(2)	7
Translation	(2)	(1)
Balance at end of year	49	35

The fair value of the right of reimbursement has been determined as the present value of expected future annuity payments payable by the insurer in respect of continuation members. The future annuity payments make appropriate allowance for future increases in line with CPI. The main input used in the valuation model are healthcare cost inflation of 5.61%, demographic assumptions and medical aid contribution increases of 6.86%. This is considered a level 3 fair value input.

Cash flows

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid through the purchased annuities:
2025	6
2026	6
2027	6
2028	6
2029	6
Thereafter	22